Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Commissions, related party	$ 539,357	$ 349,410
Vessel operating expenses, related party	240,764	113,662
Gain on sale of vessel to related party	80,161
Other general and administrative expenses, related party	1,500,000	937,500
Interest and other financing costs, related party	$ 287,672	$ 0